                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                              --------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stone Harbor Investment Partners LP
Address: 31 West 52nd Street
         16th Floor
         New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Wilby
Title: Chief Investment Officer
Phone: 212-548-1200

Signature, Place, and Date of Signing:


    /s/ Peter Wilby              New York, NY             February 11, 2011
-------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form13F Information Table Entry Total:       34

Form13F Information Table Value Total: $135,572 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

None

                           Form 13F Information Table

                                                        MARKET                                           VOTING    VOTING   VOTING
                                                        VALUE   SHS/PRN  SHS/PRN/  INVESTMENT  OTHER   AUTHORITY AUTHORITY AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (000'S)  AMOUNT   CALL/PUT  DISCRETION MANAGERS   (SOLE)   (SHARED)  (NONE)
---------------------------- --------------- --------- ------- --------- --------- ---------- -------- --------- --------- ---------
ARCHER DANIELS MIDLAND CO    UNIT 99/99/9999 039483201   3,439    90,000 SH        SOLE              0    90,000         0        0
AES TR III                   PFD CV 6.75%    00808N202     447     9,200 SH        SOLE              0     9,200         0        0
LUCENT TECHNOLOGIES INC      DBCV 2.875% 6/1 549463AH0   1,206 1,315,000 PRN       SOLE              0 1,315,000         0        0
AMGEN INC                    NOTE 0.125% 2/0 031162AN0   4,414 4,450,000 PRN       SOLE              0 4,450,000         0        0
AMYLIN PHARMACEUTICALS INC   NOTE 3.000% 6/1 032346AF5   5,704 6,707,000 PRN       SOLE              0 6,707,000         0        0
ARVINMERITOR INC             FRNT 4.625% 3/0 043353AF8   2,563 2,050,000 PRN       SOLE              0 2,050,000         0        0
ALLIANT TECHSYSTEMS INC      NOTE 2.750% 9/1 018804AN4   4,578 4,500,000 PRN       SOLE              0 4,500,000         0        0
CHARTER COMMUNICATIONS INC D CL A NEW        16117M305  21,616   557,498 SH        SOLE              0   557,498         0        0
COMTECH TELECOMMUNICATIONS C NOTE 3.000% 5/0 205826AF7   3,014 2,950,000 PRN       SOLE              0 2,950,000         0        0
DEX ONE CORP                 COM             25212W100   2,912   391,391 SH        SOLE              0   391,391         0        0
EARTHLINK INC                FRNT 3.250%11/1 270321AA0   6,132 5,600,000 PRN       SOLE              0 5,600,000         0        0
GILEAD SCIENCES INC          NOTE 0.500% 5/0 375558AG8   8,451 8,400,000 PRN       SOLE              0 8,400,000         0        0
GENERAL MTRS CO              JR PFD CNV SRB  37045V209     773    14,500 SH        SOLE              0    14,500         0        0
HERCULES OFFSHORE INC        NOTE 3.375% 6/0 427093AD1     752 1,000,000 PRN       SOLE              0 1,000,000         0        0
HARTFORD FINL SVCS GROUP INC DEP CONV PFD    416515708   3,093   122,050 SH        SOLE              0   122,050         0        0
HOLOGIC INC                  FRNT 2.000%12/1 436440AA9   2,767 3,000,000 PRN       SOLE              0 3,000,000         0        0
HUTCHINSON TECHNOLOGY INC    NOTE 3.250% 1/1 448407AF3   1,430 2,000,000 PRN       SOLE              0 2,000,000         0        0
QUICKSILVER RESOURCES INC    DBCV 1.875%11/0 74837RAB0   2,629 2,437,000 PRN       SOLE              0 2,437,000         0        0
INVITROGEN CORP              NOTE 3.250% 6/1 46185RAM2   8,472 7,228,000 PRN       SOLE              0 7,228,000         0        0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100   3,866   112,384 SH        SOLE              0   112,384         0        0
MICRON TECHNOLOGY INC        NOTE 1.875% 6/0 595112AH6   1,824 1,980,000 PRN       SOLE              0 1,980,000         0        0
NEWPARK RES INC              NOTE 4.000%10/0 651718AC2   4,671 5,247,000 PRN       SOLE              0 5,247,000         0        0
OMNICOM GROUP INC            NOTE 7/3        681919AV8     985 1,000,000 PRN       SOLE              0 1,000,000         0        0
ON SEMICONDUCTOR CORP        NOTE 4/1        682189AE5   4,172 3,850,000 PRN       SOLE              0 3,850,000         0        0
ON SEMICONDUCTOR CORP        NOTE 2.625%12/1 682189AG0   5,183 4,500,000 PRN       SOLE              0 4,500,000         0        0
PROTEIN DESIGN LABS INC      NOTE 2.000% 2/1 74369LAF0   2,906 2,950,000 PRN       SOLE              0 2,950,000         0        0
RADIAN GROUP INC             NOTE 3.000%11/1 750236AK7     240   250,000 PRN       SOLE              0   250,000         0        0
RTI INTL METALS INC          NOTE 3.000%12/0 74973WAA5   1,016 1,000,000 PRN       SOLE              0 1,000,000         0        0
SMITHFIELD FOODS INC         NOTE 4.000% 6/3 832248AR9   2,216 1,950,000 PRN       SOLE              0 1,950,000         0        0
SANDISK CORP                 NOTE 1.500% 8/1 80004CAD3   3,144 2,840,000 PRN       SOLE              0 2,840,000         0        0
SUPERMEDIA INC               COM             868447103     378    44,180 SH        SOLE              0    44,180         0        0
TYSON FOODS INC              NOTE 3.250%10/1 902494AP8   6,482 5,375,000 PRN       SOLE              0 5,375,000         0        0
WELLS FARGO & CO NEW         PERP PFD CNV A  949746804   5,421     5,520 SH        SOLE              0     5,520         0        0
XILINX INC                   SDCV 3.125% 3/1 983919AD3   8,678 8,450,000 PRN       SOLE              0 8,450,000         0        0
                                                       -------

                                                       =======